Debt (Details 8) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt discount	$ 0	$ 2,567,333	$ 2,567,333	$ 5,804,552
Additional debt discount			3,554,673
Amortization of debt discount	0	3,083,437	6,122,006	3,237,219
Debt discount			$ 0	$ 2,567,333